Segment Information - Schedule of Operational Information by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue:
Operating expenses	$ 4,658,714	$ 4,148,040	$ 3,879,868
Depreciation, amortization and impairment	389,388	313,413	269,546
Operating profit	232,116	293,644	258,470
Interest expense	(212,294)	(183,332)	(172,630)
Interest income	10,115	13,548	13,054
Derivative instruments	(260)	(2,536)	3,321
Foreign exchange	(9,220)	(20,163)	(23,939)
Equity method profit	899	980
Income tax expense	(20,213)	(20,109)	(34,090)
Net (loss) profit for the period	1,143	82,032	44,186
Total Assets	7,118,643	6,861,396
Total Liabilities	6,126,182	5,521,696
Reportable Segments [member]
Operating revenue:
External customers	4,890,830	4,441,684	4,138,338
Total operating revenue	4,890,830	4,441,684	4,138,338
Cost of loyalty rewards			95,705
Operating expenses	4,269,326	3,834,627	3,514,617
Depreciation, amortization and impairment	389,388
Depreciation and, amortization		313,413	269,546
Operating profit	232,116	293,644
Interest expense	(212,294)	183,332	172,630
Interest income	10,115	(13,548)	(13,054)
Derivative instruments	(260)	2,536	(3,321)
Foreign exchange	(9,220)	20,163	23,939
Equity method profit	899	980
Income tax expense	(20,213)	20,109	34,090
Net (loss) profit for the period	1,143	82,032	44,186
Total Assets	7,118,643	6,861,396	6,351,335
Total Liabilities	6,126,182	5,521,696	4,931,074
Air Transportation Segments [member] | Reportable Segments [member]
Operating revenue:
External customers	4,577,021	4,167,658	3,898,271
Inter-segment	148,882	112,037	89,071
Total operating revenue	4,725,903	4,279,695	3,987,342
Cost of loyalty rewards			53,901
Operating expenses	4,226,414	3,797,456	3,509,122
Depreciation, amortization and impairment	388,960
Depreciation and, amortization		313,314	269,534
Operating profit	110,529	168,925
Interest expense	(182,230)	174,657	172,381
Interest income	8,062	(11,998)	(13,960)
Derivative instruments	567	2,536	(3,321)
Foreign exchange	(9,238)	20,161	23,952
Equity method profit	899	980
Income tax expense	(20,258)	19,457	32,384
Net (loss) profit for the period	(91,669)	(34,908)	(56,651)
Total Assets	7,098,272	6,796,848	6,328,740
Total Liabilities	5,426,718	5,082,763	4,842,190
Loyalty Segments [member] | Reportable Segments [member]
Operating revenue:
External customers	313,809	274,026	240,067
Inter-segment	1,867	4,366	3,834
Total operating revenue	315,676	278,392	243,901
Cost of loyalty rewards			120,589
Operating expenses	193,269	156,627	19,617
Depreciation, amortization and impairment	12,976
Depreciation and, amortization		12,876	12,789
Operating profit	109,431	108,889
Interest expense	(30,064)	8,675	249
Interest income	2,053	(1,550)	906
Derivative instruments	(827)
Foreign exchange	18	2	(13)
Income tax expense	45	652	1,706
Net (loss) profit for the period	80,656	101,110	88,058
Total Assets	248,937	248,919	227,382
Total Liabilities	862,834	545,951	203,542
Elimination of Intersegment Amounts [member] | Reportable Segments [member]
Operating revenue:
Inter-segment	(150,749)	(116,403)	(92,905)
Total operating revenue	(150,749)	(116,403)	(92,905)
Cost of loyalty rewards			(78,785)
Operating expenses	(150,357)	(119,456)	(14,122)
Depreciation, amortization and impairment	(12,548)
Depreciation and, amortization		(12,777)	(12,777)
Operating profit	12,156	15,830
Net (loss) profit for the period	12,156	15,830	12,779
Total Assets	(228,566)	(184,371)	(204,787)
Total Liabilities	$ (163,370)	$ (107,018)	$ (114,658)